Series A Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2023
Series A Convertible Preferred Shares
Schedule of changes in the value

		Forward Contract
	First Tranche	Liabilities
Beginning balance	—	—
Fair value upon issuance	44,421	38,842
Change in fair value	9,416	1,502
Conversion to outstanding ADSs	(53,837)	—
Ending balance	—	40,344

First Tranche Preferred Shares Financing
Series A Convertible Preferred Shares
Schedule of significant assumptions

	Fair Value of First Tranche
		December 14, 2023 to
	December 11, 2023	December 21, 2023
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.98%	4.69%-4.81%
Volatility	100.55%	96.00%-103.81%
Expected bond yield	7.83%	7.37%-7.48%

Series A Convertible Preferred Shares Forward Purchase Liabilities
Series A Convertible Preferred Shares
Schedule of significant assumptions

	Fair Value of Forward Contract Liability
	December 11, 2023
	(issuance date)	December 31, 2023
Discount Rate	4.98%	5.14%